Leases (Details) - Schedule of Financing Lease Activity - Lease Liabilities [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2022	Dec. 31, 2021
Assets
Right-of-use assets, net	Operating lease right-of-use assets, net
Right-of-use assets, net		$ 2,210	$ 1,479
Finance lease assets	Property and equipment, net
Finance lease assets		261	380
Total lease assets		2,471	1,859
Liabilities
Operating	Operating lease liabilities, current
Operating		734	814
Financing	Accrued expenses and other current liabilities
Financing		152	156
Operating	Operating lease liabilities, non-current
Operating		1,587	704
Financing	Other non-current liabilities
Financing		146	293
Total lease liabilities		$ 2,619	$ 1,967
Weighted-average remaining lease term – operating leases		3 years 7 months 2 days	3 years 1 month 9 days
Weighted-average remaining lease term – finance leases		2 years 3 months 18 days	2 years 4 months 9 days
Weighted-average discount rate – operating leases		6.76%	8.03%
Weighted-average discount rate – finance leases		7.83%	6.29%